Risk Management - Summary of Fair Value Measurement of Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	₩ 26,197,311	₩ 25,175,820
At fair value
Disclosure of financial assets [line items]
Financial assets	5,542,186	4,214,122
Financial assets, at fair value	5,542,186	4,214,122
At amortized cost
Disclosure of financial assets [line items]
Financial assets	20,655,125	20,961,698
Financial assets, at fair value	20,655,125	20,961,698
Financial assets at fair value through other comprehensive income | At fair value
Disclosure of financial assets [line items]
Financial assets	674,850	502,443
Financial assets, at fair value	674,850	502,443
Derivative assets | Not Designated as Hedging Instrument | At fair value
Disclosure of financial assets [line items]
Financial assets	1,846,527	730,948
Financial assets, at fair value	1,846,527	730,948
Derivative assets | Designated as Hedging Instrument | At fair value
Disclosure of financial assets [line items]
Financial assets	844,637	269,446
Financial assets, at fair value	844,637	269,446
Financial assets at fair value through profit or loss | At fair value
Disclosure of financial assets [line items]
Financial assets	2,176,172	2,711,285
Financial assets, at fair value	2,176,172	2,711,285
Financial assets at amortized cost | At amortized cost
Disclosure of financial assets [line items]
Financial assets	30,233	38,843
Financial assets, at fair value	30,233	38,843
Loans and receivables | At amortized cost
Disclosure of financial assets [line items]
Financial assets	908,148	988,331
Financial assets, at fair value	908,148	988,331
Trade and other receivables | At amortized cost
Disclosure of financial assets [line items]
Financial assets	15,373,625	14,179,322
Financial assets, at fair value	15,373,625	14,179,322
Long-term financial instruments | At amortized cost
Disclosure of financial assets [line items]
Financial assets	812,211	833,737
Financial assets, at fair value	812,211	833,737
Short-term financial instruments | At amortized cost
Disclosure of financial assets [line items]
Financial assets	1,147,929	578,578
Financial assets, at fair value	1,147,929	578,578
Cash and cash equivalents | At amortized cost
Disclosure of financial assets [line items]
Financial assets	2,382,979	4,342,887
Financial assets, at fair value	₩ 2,382,979	₩ 4,342,887